Basis of preparation of consolidated interim financial statements (Policies)	9 Months Ended
Dec. 31, 2025
Basis of preparation of consolidated interim financial statements [Abstract]
Description of accounting policy for compliance with IFRS accounting standards	Compliance with IFRS Accounting Standards
The condensed consolidated interim financial statements for the three and nine months ended December 31, 2025 have been prepared in accordance with IAS 34, Interim Financial Reporting, and presented in a format consistent with the consolidated financial statements under IAS 1, Presentation of Financial Statements. However, they do not include all of the notes that would be required in a complete set of financial statements. Thus, these condensed consolidated interim financial statements should be read in conjunction with the consolidated financial statements for the year ended March 31, 2025.

Description of accounting policy for approval of the consolidated financial statements	Approval of the condensed consolidated interim financial statements
The condensed consolidated interim financial statements were authorized for issuance on February 18, 2026 by the Board of Directors of Coincheck Group N.V.

Use of judgements, estimates, and assumptions	Use of judgements, estimates, and assumptions
The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
The significant judgements made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those described in the consolidated financial statements for the year ended March 31, 2025.